SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Statements of Operation) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Data:
Bank commissions	$ 9	$ 8	$ 30		$ 63	$ 83	$ 18
Interest income	(9)	(20)	(9)		(36)	(1)	(1)
Exchange rate differences	5	105	(40)		177	(33)	30
Interest expense (including debt issuance costs)	988	15	1,232		730	105	221
Change in fair value of warrants and embedded derivatives	3,225		(1,322)
Redemption of beneficial conversion feature of convertible loan							(308)
Total financial expenses (income), net	$ 4,218	$ 108	$ (109)	$ 787	$ 934	$ 154	$ (40)